Vanguard® Market Neutral Fund
Schedule of Investments (unaudited)
As of September 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks—Long Positions (98.7%)
Communication Services (3.1%)
*,1	Discovery Inc. Class A	113,003	2,460
[1]	CenturyLink Inc.	135,657	1,369
[1]	Interpublic Group of Cos. Inc.	63,355	1,056
*	Lions Gate Entertainment Corp. Class A	90,706	860
*,1	Zynga Inc. Class A	87,370	797
	Verizon Communications Inc.	11,815	703
*,1	MSG Networks Inc. Class A	67,551	646
*	Pinterest Inc. Class A	12,026	499
*,1	Eventbrite Inc. Class A	39,067	424
*	Cardlytics Inc.	4,332	306
*	Match Group Inc.	2,752	305
*,1	EverQuote Inc. Class A	7,233	279
			9,704
Consumer Discretionary (14.8%)
[1]	Best Buy Co. Inc.	24,935	2,775
	Lowe's Cos. Inc.	15,877	2,633
[1]	eBay Inc.	48,410	2,522
*,1	Asbury Automotive Group Inc.	24,886	2,425
[1]	Brunswick Corp.	39,474	2,325
[1]	Whirlpool Corp.	12,087	2,223
[1]	Newell Brands Inc.	120,644	2,070
*,1	Kontoor Brands Inc.	80,962	1,959
*,1	Gentherm Inc.	47,424	1,940
	Aaron's Inc.	31,638	1,792
	Home Depot Inc.	6,194	1,720
	Yum! Brands Inc.	17,533	1,601
*,1	Meritage Homes Corp.	14,357	1,585
[1]	ODP Corp.	78,682	1,530
*,1	Laureate Education Inc. Class A	105,797	1,405
	Big Lots Inc.	28,255	1,260
*	Malibu Boats Inc. Class A	25,202	1,249
[1]	Wingstop Inc.	7,935	1,084
	Lennar Corp. Class A	13,197	1,078
*	Tesla Inc.	2,330	1,000
[1]	Signet Jewelers Ltd.	50,948	953
	Camping World Holdings Inc. Class A	31,689	943
*	iRobot Corp.	11,932	906
*,1	Skyline Champion Corp.	32,794	878
	Dick's Sporting Goods Inc.	11,751	680
	Group 1 Automotive Inc.	6,742	596
*,1	frontdoor Inc.	15,126	589
*	At Home Group Inc.	39,126	581

		Shares	Market Value ($000)
[1]	Rent-A-Center Inc.	18,686	559
*	American Axle & Manufacturing Holdings Inc.	90,440	522
	Papa John's International Inc.	6,107	502
[1]	Hanesbrands Inc.	31,360	494
*	Caesars Entertainment Inc.	8,748	490
	Shutterstock Inc.	7,398	385
	Yum China Holdings Inc.	6,659	353
	H&R Block Inc.	21,287	347
	Cheesecake Factory Inc.	11,847	329
	Kohl's Corp.	17,279	320
*	Michaels Cos. Inc.	31,472	304
			46,907
Consumer Staples (6.2%)
	Coca-Cola Consolidated Inc.	10,314	2,482
[1]	Campbell Soup Co.	50,769	2,456
*,1	TreeHouse Foods Inc.	57,616	2,335
[1]	Conagra Brands Inc.	60,832	2,172
*,1	Edgewell Personal Care Co.	76,491	2,133
	Altria Group Inc.	50,656	1,957
*,1	Hain Celestial Group Inc.	47,427	1,627
	Procter & Gamble Co.	8,509	1,183
*	BJ's Wholesale Club Holdings Inc.	19,236	799
[1]	Ingles Markets Inc. Class A	16,305	620
	John B Sanfilippo & Son Inc.	6,896	520
	General Mills Inc.	7,738	477
	Walmart Inc.	2,256	316
[1]	Fresh Del Monte Produce Inc.	13,714	314
[1]	Medifast Inc.	1,819	299
			19,690
Energy (1.0%)
[1]	DHT Holdings Inc.	153,274	791
*	Magnolia Oil & Gas Corp. Class A	108,685	562
[1]	Apache Corp.	56,287	533
*,1	Dorian LPG Ltd.	37,342	299
	Targa Resources Corp.	19,621	275
[1]	World Fuel Services Corp.	12,849	272
[1]	Schlumberger NV	16,536	258
[1]	National Oilwell Varco Inc.	27,022	245
			3,235
Financials (10.4%)
	Allstate Corp.	26,964	2,538
[1]	Primerica Inc.	21,208	2,399
[1]	Brightsphere Investment Group Inc.	183,700	2,370
[1]	MetLife Inc.	58,497	2,174
[1]	Hilltop Holdings Inc.	86,907	1,789
[1]	CNO Financial Group Inc.	103,460	1,660
[1]	Associated Banc-Corp.	121,555	1,534
[1]	Equitable Holdings Inc.	76,509	1,396
[1]	Navient Corp.	147,455	1,246
[1]	Universal Insurance Holdings Inc.	82,253	1,138
[1]	Virtu Financial Inc. Class A	45,783	1,053
	Flagstar Bancorp Inc.	35,011	1,037
[1]	First Interstate BancSystem Inc. Class A	32,299	1,029
*	NMI Holdings Inc. Class A	48,623	865
	Progressive Corp.	8,605	815
[1]	American Equity Investment Life Holding Co.	36,679	807
*	Brighthouse Financial Inc.	29,557	795

		Shares	Market Value ($000)
	FNB Corp.	106,826	724
	Morgan Stanley	14,641	708
	First Horizon National Corp.	74,222	700
[1]	Stifel Financial Corp.	12,679	641
	Cullen/Frost Bankers Inc.	9,802	627
[1]	First Midwest Bancorp Inc.	53,660	578
	Hanover Insurance Group Inc.	5,861	546
	Assured Guaranty Ltd.	23,259	500
	Prosperity Bancshares Inc.	8,647	448
[1]	Unum Group	25,980	437
[1]	Citigroup Inc.	9,839	424
*,1	Enova International Inc.	23,156	380
	S&P Global Inc.	1,025	370
[1]	First Hawaiian Inc.	25,423	368
[1]	Lazard Ltd. Class A	10,644	352
	Mercury General Corp.	7,932	328
*	Selectquote Inc.	15,444	313
			33,089
Health Care (14.0%)
*,1	Novocure Ltd.	22,542	2,509
*,1	Tenet Healthcare Corp.	101,137	2,479
*,1	Medpace Holdings Inc.	21,942	2,452
	HCA Healthcare Inc.	19,439	2,424
*,1	DaVita Inc.	27,474	2,353
*,1	Alkermes plc	129,710	2,149
[1]	Cardinal Health Inc.	45,611	2,141
*,1	Prestige Consumer Healthcare Inc.	56,215	2,047
*,1	PRA Health Sciences Inc.	19,055	1,933
*,1	Quidel Corp.	8,572	1,881
*	Sarepta Therapeutics Inc.	12,286	1,725
*	Schrodinger Inc.	35,983	1,710
	McKesson Corp.	10,867	1,618
*,1	Syneos Health Inc.	29,021	1,543
*	Bluebird Bio Inc.	26,311	1,420
*,1	Retrophin Inc.	64,617	1,193
*	LHC Group Inc.	5,530	1,175
	Cigna Corp.	6,595	1,117
*,1	MEDNAX Inc.	64,194	1,045
	Luminex Corp.	38,094	1,000
*,1	Enanta Pharmaceuticals Inc.	20,143	922
*	Allscripts Healthcare Solutions Inc.	107,393	874
*	Inovalon Holdings Inc. Class A	31,031	821
	Thermo Fisher Scientific Inc.	1,452	641
*	Amneal Pharmaceuticals Inc.	153,831	597
*,1,2	Precigen Inc.	169,918	595
	Ensign Group Inc.	9,816	560
*	Veeva Systems Inc. Class A	1,975	555
	Owens & Minor Inc.	20,631	518
*	Pacific Biosciences of California Inc.	50,422	498
*	GenMark Diagnostics Inc.	31,516	448
*	Omnicell Inc.	5,588	417
*,1	Surgery Partners Inc.	17,681	387
*	Covetrus Inc.	15,646	382
	Becton Dickinson and Co.	1,279	298
			44,427
Industrials (14.2%)
	Lockheed Martin Corp.	6,807	2,609

		Shares	Market Value ($000)
[1]	Masco Corp.	45,048	2,484
*,1	Builders FirstSource Inc.	75,704	2,470
*,1	GMS Inc.	102,170	2,462
[1]	UFP Industries Inc.	42,100	2,379
*,1	Foundation Building Materials Inc.	149,465	2,350
*,1	Colfax Corp.	71,436	2,240
[1]	Deluxe Corp.	77,173	1,986
*,1	MasTec Inc.	40,434	1,706
[1]	TransUnion	18,480	1,555
[1]	General Electric Co.	237,918	1,482
[1]	Kforce Inc.	45,087	1,450
*,1	Gibraltar Industries Inc.	21,836	1,422
*	United Rentals Inc.	8,052	1,405
*,1	Atkore International Group Inc.	55,917	1,271
[1]	Brink's Co.	29,687	1,220
	Owens Corning	17,666	1,216
	Rockwell Automation Inc.	5,024	1,109
[1]	Rush Enterprises Inc. Class A	21,686	1,096
	United Parcel Service Inc. Class B	5,949	991
[1]	Steelcase Inc. Class A	97,151	982
[1]	Enerpac Tool Group Corp. Class A	48,127	905
*	Atlas Air Worldwide Holdings Inc.	13,398	816
*,1	Univar Solutions Inc.	45,963	776
*	TriNet Group Inc.	11,855	703
	AGCO Corp.	9,294	690
	Costamare Inc.	108,567	659
	Schneider National Inc. Class B	22,242	550
*	Cornerstone Building Brands Inc.	64,825	517
[1]	Triton International Ltd.	11,202	456
	Northrop Grumman Corp.	1,363	430
	Maxar Technologies Inc.	14,151	353
*	JELD-WEN Holding Inc.	15,197	344
	Werner Enterprises Inc.	8,159	343
*	American Woodmark Corp.	4,139	325
*,1	Echo Global Logistics Inc.	12,384	319
	Landstar System Inc.	2,480	311
*	Beacon Roofing Supply Inc.	9,632	299
*	Avis Budget Group Inc.	9,430	248
*	Jet Blue Airways Corp.	20,322	230
			45,159
Information Technology (20.5%)
*,1	Square Inc. Class A	16,981	2,760
[1]	Seagate Technology plc	55,887	2,754
[1]	SYNNEX Corp.	19,492	2,730
	Microsoft Corp.	12,453	2,619
*,1	Atlassian Corp. plc Class A	14,409	2,619
*,1	Workiva Inc. Class A	46,403	2,587
*,1	Cadence Design Systems Inc.	23,553	2,511
[1]	Jabil Inc.	70,076	2,401
*,1	Synaptics Inc.	29,488	2,371
[1]	Avnet Inc.	91,529	2,365
*,1	Amkor Technology Inc.	201,462	2,256
*	Zoom Video Communications Inc. Class A	4,690	2,205
[1]	Booz Allen Hamilton Holding Corp. Class A	25,731	2,135
*,1	Sykes Enterprises Inc.	61,532	2,105
[1]	ManTech International Corp. Class A	28,740	1,980
*,1	Domo Inc. Class B	50,023	1,917
*,1	Advanced Micro Devices Inc.	20,889	1,713

		Shares	Market Value ($000)
*,1	SunPower Corp.	131,153	1,641
*	Fortinet Inc.	13,088	1,542
[1]	Western Digital Corp.	40,910	1,495
*	Manhattan Associates Inc.	15,636	1,493
*,1	Dropbox Inc. Class A	74,072	1,427
*	GoDaddy Inc. Class A	18,549	1,409
*	MACOM Technology Solutions Holdings Inc.	34,598	1,177
*,1	Infinera Corp.	179,041	1,103
*,1	Teradata Corp.	47,381	1,076
	Oracle Corp.	17,801	1,063
[1]	Perspecta Inc.	50,251	977
*,1	Avaya Holdings Corp.	63,163	960
*	Ciena Corp.	23,500	933
*,1	CACI International Inc. Class A	4,252	906
*,1	Synopsys Inc.	4,074	872
*,1	Cardtronics plc Class A	39,676	786
*	Box Inc. Class A	44,813	778
*,1	Autodesk Inc.	3,165	731
*	NETGEAR Inc.	19,301	595
[1]	DXC Technology Co.	31,282	558
*	Endurance International Group Holdings Inc.	81,970	470
[1]	Plantronics Inc.	38,268	453
	Intuit Inc.	1,332	435
	Apple Inc.	3,728	432
*	Zendesk Inc.	4,090	421
	Intel Corp.	7,444	385
*,1	TTM Technologies Inc.	29,772	340
*	Lumentum Holdings Inc.	3,943	296
*,1	Maxeon Solar Technologies Ltd.	13,769	234
			65,016
Materials (4.5%)
[1]	Louisiana-Pacific Corp.	75,181	2,219
*,1	Element Solutions Inc.	210,837	2,216
[1]	Boise Cascade Co.	34,004	1,357
	Sensient Technologies Corp.	23,323	1,347
[1]	Commercial Metals Co.	55,876	1,116
[1]	Chemours Co.	46,769	978
*	Coeur Mining Inc.	129,600	956
[1]	Avient Corp.	33,300	881
	Corteva Inc.	25,530	736
[1]	O-I Glass Inc.	56,121	594
	Royal Gold Inc.	4,712	566
	Linde plc	1,867	445
*	Koppers Holdings Inc.	19,295	403
	Worthington Industries Inc.	8,480	346
			14,160
Real Estate (6.9%)
	Equinix Inc.	3,359	2,553
[1]	Uniti Group Inc.	238,052	2,508
[1]	Iron Mountain Inc.	87,922	2,355
[1]	Sabra Health Care REIT Inc.	168,567	2,324
	Gaming and Leisure Properties Inc.	56,372	2,082
[1]	SL Green Realty Corp.	37,817	1,753
[1]	GEO Group Inc.	141,173	1,601
[1]	Office Properties Income Trust	70,452	1,460
*	Redfin Corp.	27,808	1,388
[1]	CoreCivic Inc.	158,713	1,270

		Shares	Market Value ($000)
	PotlatchDeltic Corp.	21,799	918
	SBA Communications Corp. Class A	2,227	709
[1]	Diversified Healthcare Trust	161,575	569
	Weyerhaeuser Co.	16,925	483
			21,973
Utilities (3.1%)
[1]	Vistra Corp.	142,259	2,683
[1]	Hawaiian Electric Industries Inc.	48,386	1,608
[1]	AES Corp.	81,999	1,485
	Evergy Inc.	27,116	1,378
[1]	CenterPoint Energy Inc.	55,227	1,069
	Portland General Electric Co.	14,866	528
	Sempra Energy	3,881	459
	American States Water Co.	5,584	418
	Unitil Corp.	8,403	325
			9,953
Total Common Stocks—Long Positions (Cost $291,055)			313,313
Temporary Cash Investments (1.1%)
Money Market Funds (1.1%)
[3,4]	Vanguard Market Liquidity Fund, 0.117% (Cost $3,333)	33,327	3,333
Total Investments (99.8%) (Cost $294,388)			316,646
Common Stocks Sold Short (-98.7%)
Communication Services (-3.0%)
*	T-Mobile US Inc.	(15,864)	(1,814)
*	Netflix Inc.	(2,030)	(1,015)
*	Madison Square Garden Sports Corp.	(6,171)	(929)
*	Cargurus Inc.	(39,352)	(851)
	ViacomCBS Inc. Class B	(28,758)	(805)
	World Wrestling Entertainment Inc. Class A	(18,674)	(756)
	TripAdvisor Inc.	(38,200)	(748)
*	Iridium Communications Inc.	(25,113)	(642)
	TEGNA Inc.	(42,914)	(504)
	EW Scripps Co. Class A	(40,734)	(466)
	Cinemark Holdings Inc.	(42,493)	(425)
	Sinclair Broadcast Group Inc. Class A	(21,925)	(422)
	Marcus Corp.	(22,719)	(176)
			(9,553)
Consumer Discretionary (-14.7%)
*	Burlington Stores Inc.	(13,643)	(2,812)
	Ross Stores Inc.	(29,563)	(2,759)
	TJX Cos. Inc.	(46,290)	(2,576)
	Hasbro Inc.	(30,361)	(2,511)
*	Five Below Inc.	(18,878)	(2,398)
*	Lululemon Athletica Inc.	(7,204)	(2,373)
*	Fox Factory Holding Corp.	(24,709)	(1,837)
	Cracker Barrel Old Country Store Inc.	(15,976)	(1,832)
	Expedia Group Inc.	(19,632)	(1,800)
*	Skechers USA Inc. Class A	(56,282)	(1,701)
	American Eagle Outfitters Inc.	(114,659)	(1,698)
	Oxford Industries Inc.	(39,344)	(1,588)
	Vail Resorts Inc.	(7,336)	(1,570)
*	Ulta Beauty Inc.	(6,751)	(1,512)
	Monro Inc.	(35,804)	(1,453)
*	CarMax Inc.	(15,587)	(1,433)
*	RealReal Inc.	(87,881)	(1,272)

		Shares	Market Value ($000)
*	Taylor Morrison Home Corp. Class A	(50,815)	(1,250)
	Wynn Resorts Ltd.	(16,923)	(1,215)
	Callaway Golf Co.	(61,620)	(1,179)
	Ralph Lauren Corp. Class A	(15,497)	(1,053)
	Columbia Sportswear Co.	(11,963)	(1,041)
	Goodyear Tire & Rubber Co.	(119,710)	(918)
	Choice Hotels International Inc.	(9,368)	(805)
	Tapestry Inc.	(50,943)	(796)
*	Carvana Co. Class A	(3,399)	(758)
*	Crocs Inc.	(17,503)	(748)
*	Floor & Decor Holdings Inc. Class A	(7,332)	(548)
	Wyndham Hotels & Resorts Inc.	(10,482)	(529)
*	Urban Outfitters Inc.	(23,806)	(495)
	NIKE Inc. Class B	(3,460)	(434)
	Starbucks Corp.	(4,879)	(419)
*	Norwegian Cruise Line Holdings Ltd.	(22,199)	(380)
*	Boot Barn Holdings Inc.	(13,244)	(373)
*	Peloton Interactive Inc. Class A	(3,468)	(344)
	LCI Industries	(3,048)	(324)
			(46,734)
Consumer Staples (-6.1%)
	Estee Lauder Cos. Inc. Class A	(12,806)	(2,795)
*	Boston Beer Co. Inc. Class A	(3,069)	(2,711)
*	Freshpet Inc.	(21,541)	(2,405)
	Archer-Daniels-Midland Co.	(49,998)	(2,324)
*	Cal-Maine Foods Inc.	(53,422)	(2,050)
	Universal Corp.	(30,517)	(1,278)
	Coca-Cola Co.	(24,299)	(1,200)
	WD-40 Co.	(6,336)	(1,199)
*	Hostess Brands Inc. Class A	(92,481)	(1,140)
	J & J Snack Foods Corp.	(7,357)	(959)
*	Performance Food Group Co.	(18,617)	(645)
	PriceSmart Inc.	(6,736)	(448)
	Lamb Weston Holdings Inc.	(5,373)	(356)
			(19,510)
Energy (-1.0%)
*	PDC Energy Inc.	(114,425)	(1,418)
	Occidental Petroleum Corp.	(111,288)	(1,114)
*	Dril-Quip Inc.	(24,233)	(600)
*	Occidental Petroleum Corp. Warrants Exp. 8/3/27	(11,842)	(36)
			(3,168)
Financials (-10.7%)
	Capital One Financial Corp.	(35,315)	(2,538)
	Independent Bank Group Inc.	(54,219)	(2,395)
	RenaissanceRe Holdings Ltd.	(13,766)	(2,337)
*	Markel Corp.	(2,298)	(2,238)
*	Athene Holding Ltd. Class A	(62,544)	(2,132)
	Hamilton Lane Inc. Class A	(31,067)	(2,007)
	Loews Corp.	(50,027)	(1,738)
*	Arch Capital Group Ltd.	(49,845)	(1,458)
	New York Community Bancorp Inc.	(168,938)	(1,397)
	Argo Group International Holdings Ltd.	(37,824)	(1,302)
	Cadence BanCorp. Class A	(148,278)	(1,274)
	Apollo Global Management Inc. Class A	(26,097)	(1,168)
	Moelis & Co. Class A	(30,315)	(1,065)
*	Palomar Holdings Inc.	(10,068)	(1,049)
*	Ambac Financial Group Inc.	(77,975)	(996)

		Shares	Market Value ($000)
	American International Group Inc.	(31,144)	(857)
	Hancock Whitney Corp.	(42,291)	(795)
	Kearny Financial Corp.	(104,133)	(751)
	Eagle Bancorp Inc.	(25,695)	(688)
	American Financial Group Inc.	(9,361)	(627)
	Ares Management Corp. Class A	(15,205)	(615)
*	Mr Cooper Group Inc.	(25,773)	(575)
	Santander Consumer USA Holdings Inc.	(29,498)	(537)
	Wells Fargo & Co.	(22,344)	(525)
	Piper Sandler Cos.	(6,044)	(441)
*	Triumph Bancorp Inc.	(13,890)	(433)
	Houlihan Lokey Inc. Class A	(6,168)	(364)
	Carlyle Group Inc.	(13,382)	(330)
*	Axos Financial Inc.	(13,660)	(318)
	Banc of California Inc.	(30,296)	(307)
	WisdomTree Investments Inc.	(95,191)	(305)
*	Seacoast Banking Corp. of Florida	(15,711)	(283)
			(33,845)
Health Care (-14.0%)
*	Boston Scientific Corp.	(68,245)	(2,608)
*	ABIOMED Inc.	(8,712)	(2,414)
*	Align Technology Inc.	(6,865)	(2,247)
*	AtriCure Inc.	(54,138)	(2,160)
*	Twist Bioscience Corp.	(27,356)	(2,078)
*	Glaukos Corp.	(39,577)	(1,960)
*	Mirati Therapeutics Inc.	(10,832)	(1,799)
*	Cardiovascular Systems Inc.	(44,399)	(1,747)
*	Centene Corp.	(29,858)	(1,742)
*	10X Genomics Inc. Class A	(12,961)	(1,616)
*	Turning Point Therapeutics Inc.	(18,309)	(1,599)
*	HealthEquity Inc.	(30,966)	(1,591)
*	Globus Medical Inc. Class A	(31,555)	(1,563)
*	Madrigal Pharmaceuticals Inc.	(12,818)	(1,522)
*	Adaptive Biotechnologies Corp.	(29,640)	(1,441)
*	Change Healthcare Inc.	(99,061)	(1,437)
*	Penumbra Inc.	(7,061)	(1,373)
	Stryker Corp.	(6,547)	(1,364)
*	Exact Sciences Corp.	(12,255)	(1,249)
*	AMN Healthcare Services Inc.	(21,066)	(1,232)
*	Intra-Cellular Therapies Inc.	(43,136)	(1,107)
*	NeoGenomics Inc.	(27,891)	(1,029)
*	Insmed Inc.	(31,263)	(1,005)
*	Arrowhead Pharmaceuticals Inc.	(19,511)	(840)
*	Fate Therapeutics Inc.	(20,406)	(816)
*	Revance Therapeutics Inc.	(28,528)	(717)
*	Pacira BioSciences Inc.	(10,454)	(628)
*	Repligen Corp.	(3,846)	(567)
*	Intuitive Surgical Inc.	(716)	(508)
	Cantel Medical Corp.	(10,663)	(469)
*	Bridgebio Pharma Inc.	(11,838)	(444)
*	ViewRay Inc.	(106,130)	(371)
*	Horizon Therapeutics plc	(4,710)	(366)
*	Inogen Inc.	(11,505)	(334)
	Medtronic plc	(3,073)	(319)
*	Collegium Pharmaceutical Inc.	(14,879)	(310)
			(44,572)

		Shares	Market Value ($000)
Industrials (-14.0%)
	Cubic Corp.	(49,742)	(2,893)
*	Iaa Inc.	(53,318)	(2,776)
	Alamo Group Inc.	(24,631)	(2,661)
*	Ingersoll Rand Inc.	(74,678)	(2,659)
	Parker-Hannifin Corp.	(12,890)	(2,608)
	Hillenbrand Inc.	(87,484)	(2,481)
	L3Harris Technologies Inc.	(14,481)	(2,459)
	US Ecology Inc.	(75,010)	(2,451)
	Armstrong World Industries Inc.	(32,441)	(2,232)
	Spirit AeroSystems Holdings Inc. Class A	(107,137)	(2,026)
	Allegiant Travel Co. Class A	(15,186)	(1,819)
*	Chart Industries Inc.	(22,670)	(1,593)
*	Lyft Inc. Class A	(53,405)	(1,471)
	Greenbrier Cos. Inc.	(45,618)	(1,341)
*	Welbilt Inc.	(207,190)	(1,276)
	Air Lease Corp. Class A	(40,992)	(1,206)
*	Casella Waste Systems Inc. Class A	(20,786)	(1,161)
*	Sunrun Inc.	(15,066)	(1,161)
	IDEX Corp.	(6,270)	(1,144)
	Boeing Co.	(6,091)	(1,007)
	Toro Co.	(10,813)	(908)
	Waste Management Inc.	(5,875)	(665)
*	Axon Enterprise Inc.	(6,979)	(633)
	ICF International Inc.	(7,995)	(492)
	Federal Signal Corp.	(16,291)	(477)
*	Trex Co. Inc.	(5,860)	(420)
	Raytheon Technologies Corp.	(6,942)	(399)
	Heartland Express Inc.	(20,321)	(378)
*	Air Transport Services Group Inc.	(14,587)	(366)
	EnerSys	(5,076)	(341)
	Covanta Holding Corp.	(42,447)	(329)
*	Harsco Corp.	(22,963)	(319)
	Trinity Industries Inc.	(15,752)	(307)
			(44,459)
Information Technology (-20.5%)
*	Fiserv Inc.	(27,200)	(2,803)
	Global Payments Inc.	(15,306)	(2,718)
*	Aspen Technology Inc.	(21,096)	(2,671)
	Cognex Corp.	(40,419)	(2,631)
*	Q2 Holdings Inc.	(28,318)	(2,584)
*	Trimble Inc.	(52,988)	(2,580)
*	RingCentral Inc. Class A	(9,123)	(2,505)
*	Splunk Inc.	(12,590)	(2,369)
	Fidelity National Information Services Inc.	(15,726)	(2,315)
*	Repay Holdings Corp.	(95,682)	(2,249)
*	F5 Networks Inc.	(18,042)	(2,215)
*	ViaSat Inc.	(64,021)	(2,202)
	Paychex Inc.	(27,114)	(2,163)
*	Yext Inc.	(131,571)	(1,997)
*	Onto Innovation Inc.	(64,127)	(1,910)
*	Trade Desk Inc. Class A	(3,591)	(1,863)
	FLIR Systems Inc.	(48,858)	(1,752)
*	salesforce.com Inc.	(6,618)	(1,663)
	MKS Instruments Inc.	(14,557)	(1,590)
*	Black Knight Inc.	(17,578)	(1,530)
	Entegris Inc.	(19,395)	(1,442)
*	ANSYS Inc.	(4,329)	(1,417)

		Shares	Market Value ($000)
*	II-VI Inc.	(32,239)	(1,308)
	Broadridge Financial Solutions Inc.	(9,821)	(1,296)
	Monolithic Power Systems Inc.	(4,248)	(1,188)
*	Appfolio Inc. Class A	(8,193)	(1,162)
	Switch Inc. Class A	(71,987)	(1,124)
*	Envestnet Inc.	(14,261)	(1,100)
	Hewlett Packard Enterprise Co.	(112,311)	(1,052)
*	8x8 Inc.	(63,618)	(989)
*	FleetCor Technologies Inc.	(3,967)	(945)
*	Alteryx Inc. Class A	(8,229)	(934)
*	Cree Inc.	(12,900)	(822)
*	EchoStar Corp. Class A	(31,724)	(790)
	Universal Display Corp.	(4,347)	(786)
	Marvell Technology Group Ltd.	(18,353)	(729)
*	RealPage Inc.	(11,055)	(637)
	Skyworks Solutions Inc.	(3,996)	(581)
	InterDigital Inc.	(10,028)	(572)
	Dolby Laboratories Inc. Class A	(6,643)	(440)
*	LiveRamp Holdings Inc.	(7,268)	(376)
	NVIDIA Corp.	(689)	(373)
*	Zscaler Inc.	(2,588)	(364)
*	First Solar Inc.	(4,246)	(281)
			(65,018)
Materials (-4.4%)
	Quaker Chemical Corp.	(13,848)	(2,489)
*	Livent Corp.	(247,698)	(2,222)
	Cleveland-Cliffs Inc.	(293,962)	(1,887)
	Westlake Chemical Corp.	(25,218)	(1,594)
	Freeport-McMoRan Inc.	(62,059)	(970)
	Albemarle Corp.	(10,807)	(965)
	Eagle Materials Inc.	(11,088)	(957)
	Innospec Inc.	(12,074)	(764)
	Carpenter Technology Corp.	(27,690)	(503)
*	Century Aluminum Co.	(69,282)	(493)
	Trinseo SA	(14,223)	(365)
*	Ferro Corp.	(27,315)	(339)
	Nucor Corp.	(7,397)	(332)
			(13,880)
Other (-0.1%)
	CMC Materials Inc.	(2,243)	(320)
Real Estate (-7.0%)
	Camden Property Trust	(25,849)	(2,300)
	UDR Inc.	(64,315)	(2,097)
	Rexford Industrial Realty Inc.	(41,522)	(1,900)
	Lamar Advertising Co. Class A	(26,473)	(1,752)
	Americold Realty Trust	(45,104)	(1,612)
	National Storage Affiliates Trust	(40,446)	(1,323)
	Service Properties Trust	(151,305)	(1,203)
	CubeSmart	(35,087)	(1,134)
	Park Hotels & Resorts Inc.	(112,926)	(1,128)
	ProLogis Inc.	(10,903)	(1,097)
	Host Hotels & Resorts Inc.	(101,621)	(1,097)
	American Campus Communities Inc.	(29,403)	(1,027)
	Essential Properties Realty Trust Inc.	(52,585)	(963)
	Agree Realty Corp.	(13,034)	(830)
	NexPoint Residential Trust Inc.	(15,464)	(686)
	Apple Hospitality REIT Inc.	(63,702)	(612)

		Shares	Market Value ($000)
	EastGroup Properties Inc.	(2,916)	(377)
	DiamondRock Hospitality Co.	(68,690)	(348)
	Digital Realty Trust Inc.	(2,295)	(337)
	Sun Communities Inc.	(2,299)	(323)
			(22,146)
Utilities (-3.2%)
	Essential Utilities Inc.	(58,156)	(2,341)
	New Jersey Resources Corp.	(78,151)	(2,112)
	Edison International	(38,283)	(1,946)
	Atmos Energy Corp.	(12,297)	(1,175)
	SJW Group	(17,284)	(1,052)
	UGI Corp.	(31,695)	(1,045)
*	Sunnova Energy International Inc.	(14,860)	(452)
			(10,123)
Total Common Stocks Sold Short (Proceeds $295,410)			(313,328)
Other Assets and Other Liabilities—Net (98.9%)			314,002
Net Assets (100%)			317,320
Cost is in $000.
*	Non-income-producing security.
1	Long security positions with a value of $202,497,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $467,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $534,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2020, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.